Finance Income and Costs - Schedule of Finance Income and Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Finance Income Expense [Abstract]
Interest income on term deposits measured at amortised cost	$ 23,594	$ 9,703	$ 6,618
Change in fair value of financial asset measured at FVTPL	57		4
Other interest income	714	1,271	3,362
Finance income	24,365	10,974	9,984
Interest expense on financial liabilities measured at amortised cost	15,966	15,067	13,744
Change in carrying value of financial liabilities measured at amortised cost	(30,578)
Change in fair value of financial liability measured at FVTPL	215	673	1,181
Change in fair value of financial asset measured at FVTPL		2,820
Net foreign exchange loss	7,600	25,636	8,218
Impairment loss on trade and other receivables	837	349	904
Interest expense on lease liabilities	1,783	1,554	1,569
Finance and other charges	870	633	710
Finance costs	(3,307)	46,732	26,326
Net finance income (costs)	$ 27,672	$ (35,758)	$ (16,342)